SEGMENT REPORTING	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 17 — SEGMENT REPORTING

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting, as amended by Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires companies to disclose segment information based on how management allocates resources and evaluates operating performance.

The Company’s CODM is its Chief Executive Officer. The CODM regularly reviews financial information, including segment revenue, gross profit, significant segment expenses (selling expenses, research and development expenses and general and administrative expenses), segment net income (loss), and segment asset, presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources.

The Company’s primary measure of segment performance is segment net income (loss). Other key measures reviewed by the CODM include segment revenue, gross profit, significant segment expenses (selling expenses, research and development expenses and general and administrative expenses), and segment assets.

The Company manages its operations and allocates resources as a single operating segment.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the years ended
	June 30,
	2026	2025	2024
Revenues	104,651,590	118,048,882	145,236,749
Operating costs and expenses
Cost of revenues	(49,480,191)	(55,860,712)	(70,658,025)
Research and development expenses	(6,343,012)	(5,694,010)	(4,788,467)
Selling and marketing expenses	(41,020,636)	(48,393,515)	(57,685,521
General and administrative expenses	(6,431,723)	(4,710,537)	(3,756,679)
Other income, net (1)	2,476,017	429,705	242,704
Net income	3,852,045	3,819,813	8,590,761

(1)	Includes other income and expenses, net and income tax expenses.